Other Financial Assets at Fair Value Through Profit or Loss	6 Months Ended
Jun. 30, 2024
Financial assets at fair value through profit or loss [abstract]
Other Financial Assets at Fair Value Through Profit or Loss	8. OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

	30 June 2024	31 December 2023
	£m	£m
Loans and advances to customers	331	355
Debt securities	165	168
Other debt instruments	40	49
Equity securities	33	30
	569	602